Significant Accounting Policies (Details) - Schedule of unrealized holding losses and fair value of held to maturity securities - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Marketable Securities [Line Items]
Amortized Cost and Carrying Value	$ 347,127,888	$ 345,105,681
Gross Unrealized Gains
Gross Unrealized Gains (Losses)	20,536	(6,065)
Fair Value	347,148,424	345,099,616
Cash [Member]
Marketable Securities [Line Items]
Amortized Cost and Carrying Value	1,523	484
Gross Unrealized Gains
Gross Unrealized Gains (Losses)
Fair Value	1,523	484
U.S. Money Market [Member]
Marketable Securities [Line Items]
Amortized Cost and Carrying Value		484
Gross Unrealized Gains
Gross Unrealized Gains (Losses)
Fair Value		484
U.S. Treasury Securities [Member]
Marketable Securities [Line Items]
Amortized Cost and Carrying Value	347,126,365	345,105,197
Gross Unrealized Gains
Gross Unrealized Gains (Losses)	20,536	(6,065)
Fair Value	$ 347,146,901	$ 345,099,132